Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Commitments through Purchase and Sale Transactions of Investments

	2022		2021

	Purchase	Sale	Purchase	Sale

Real estate	-	1	129	6

Mortgage loans	468	-	1,163	67

Private loans	150	-	311	-

Other	1,408	-	1,358	-

Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases
Future lease payments

	< 1 year amounts	1 < 2 years amounts	2 < 3 years amounts	3 < 4 years amounts	4 < 5 years amounts	> 5 years amounts

2022

Operating lease rights	10	9	7	7	6	17

2021

Operating lease rights	8	8	6	5	5	21
The operating lease rights relate to
non-cancellable
commercial property leases.

Summary of Other Commitments and Contingencies
Other commitments and contingencies

	2022	2021

Guarantees	611	506

Standby letters of credit	-	12

Share of contingent liabilities incurred in relation to interests in joint ventures	-	7

Other guarantees	8	11

Other commitments and contingent liabilities	-	-